DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

1.           DESCRIPTION OF BUSINESS, NATURE OF OPERATIONS AND COVID-19 IMPACTS

Alexco Resource Corp. (“Alexco” or the “Corporation”) was incorporated under the Business Corporations Act (Yukon) on December 3, 2004 and commenced operations on March 15, 2005. Effective December 28, 2007, it was continued under the Business Corporations Act (British Columbia). The Corporation is principally engaged in the exploration, development, and operation of mineral resource properties. The Corporation's mineral resource properties are located in the Keno Hill Silver District in the Yukon Territory of Canada.

On February 14, 2020 the Corporation completed the sale, through a share purchase agreement (the “AEG Sale Agreement”), of the Alexco Environmental Group (“AEG”). AEG (now doing business as Ensero Solutions, Inc.) was a wholly owned subsidiary, operating an environmental services business since the Corporation’s inception. AEG provided consulting, remediation solutions, and project management services in respect of environmental permitting and compliance and site remediation, primarily in Canada and the United States (refer to Note 6).

Alexco is a public company which is listed on the Toronto Stock Exchange and the NYSE American Stock Exchange (under the symbol AXU). The Corporation’s corporate head office is located at Suite 1225, Two Bentall Centre, 555 Burrard Street, Box 216, Vancouver, BC, Canada, V7X 1M9.

COVID-19 Impacts

In March 2020, the World Health Organization declared a global pandemic related to COVID-19. The current and expected impacts on global commerce are far-reaching. To date there has been significant stock market volatility, significant volatility in commodity and foreign exchange markets and restrictions on the conduct of business in many jurisdictions and the global movement of people. There is significant ongoing uncertainty surrounding COVID-19 and the extent of the impacts that it may have on the Corporation's ability to develop and bring its properties into production. There is also uncertainty related to liquidity if the Corporation or its suppliers or customers are not able to maintain operations.

During the year, the Corporation has made efforts to safeguard the health of its employees and the communities within which we operate, while continuing to operate safely and maintaining essential business activity. To support public health efforts in the Yukon, and in consideration of the uncertainty caused by the COVID-19 pandemic, the Corporation suspended underground development of the Bermingham and Flame & Moth deposits at Keno Hill from March to July 2020. Development activities at these deposits have since resumed however in early November 2020, the Yukon Government reinstated mandatory isolation requirements for anyone entering the Yukon. This requirement has caused additional delays in capital development activity while new alternative isolation plans were developed and subsequently approved by the Yukon regulators and health officials. The extended time period to develop and implement the new self-isolation plan resulted in the Corporation focusing its reduced underground workforce and resources on the Bermingham deposit while temporarily idling the development at Flame & Moth, which subsequently resumed in early February. The Company notes that COVID-19 pandemic risk and its impact on development remains the foremost risk to schedule and scale-up activities at Keno Hill.